OTHER INVESTMENTS (Schedule of Continuity of Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Change in fair value on equity investments designated as FVTOCI	$ (35,128)	$ (37,508)
Impact of foreign currency translation	(7,415)	11,352
Fair value [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	6,132	1,207
Change in fair value on equity investments designated as FVTOCI	2,380	378
Equity investments received as consideration for disposal of NSR		4,320
Acquisition of equity investments	1,018
Impact of foreign currency translation	(277)	227
Ending	9,253	6,132
Accumulated fair value change included in OCI [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	(5,855)	(6,233)
Change in fair value on equity investments designated as FVTOCI	2,380	378
Equity investments received as consideration for disposal of NSR
Acquisition of equity investments
Impact of foreign currency translation
Ending	$ (3,475)	$ (5,855)